STOCK OPTION AND STOCK UNIT PLANS (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended			72 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
STOCK OPTION AND STOCK UNIT PLANS
Number of long-term incentive compensation plans	4
2002 ISO plan
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	60,000,000
Number of shares issued to date under the share-based compensation plan	49,000,000
2007 ISO and PBSO plans
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	71,000,000
Number of shares issued to date under the share-based compensation plan	8,000,000
Number of shares exercised to date under the share-based compensation plan	8,000,000
PSU Plan and the RSU Plan
STOCK OPTION AND STOCK UNIT PLANS
Number of common shares for each stock unit granted	1
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	4 years
Expiration term	10 years
Number
Options outstanding at beginning of year (in shares)	29,602,000
Options granted (in shares)	5,963,000
Options exercised (in shares)	(3,973,000)
Options cancelled or expired (in shares)	(262,000)
Options outstanding at end of year (in shares)	31,330,000	29,602,000
Options vested at end of year (in shares)	16,591,000
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	30.52
Options granted (in Canadian dollars per share)	48.80
Options exercised (in Canadian dollars per share)	22.20
Options cancelled or expired (in Canadian dollars per share)	41.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	34.97	30.52
Options vested at end of year (in Canadian dollars per share)	27.25
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	6 years 7 months 6 days
Options vested at end of year	5 years 2 months 12 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)	523
Options vested at end of year (in Canadian dollars)	405
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)	117	98	130
Cash received on exercise of awards (in Canadian dollars)	37	24	69
Total fair value of options vested (in Canadian dollars)	26	22	19
PERFORMANCE BASED STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	4 years			5 years
Number
Options outstanding at beginning of year (in shares)	4,373,000
Options granted (in shares)	138,000
Options exercised (in shares)	0
Options outstanding at end of year (in shares)	4,511,000	4,373,000
Options vested at end of year (in shares)	1,964,000
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	35.56
Options granted (in Canadian dollars per share)	48.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	35.97	35.56
Options vested at end of year (in Canadian dollars per share)	30.93
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	4 years 6 months
Options vested at end of year	3 years 4 months 24 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars)	71
Options vested at end of year (in Canadian dollars)	41
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars)		62	20
Cash received on exercise of awards (in Canadian dollars)		28	12
Total fair value of options vested (in Canadian dollars)	5	0	1
PERFORMANCE BASED STOCK OPTIONS | 2012 Issuance
STOCK OPTION AND STOCK UNIT PLANS
Total number of performance targets	3
Number of performance targets met	2
PERFORMANCE BASED STOCK OPTIONS | 2014 Issuance
STOCK OPTION AND STOCK UNIT PLANS
Total number of performance targets	2
Number of performance targets met	1